CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Interest Income, Operating	$ 4	$ 179	$ 707